Fees Summary	Sep. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 320,320,116.90
Previously Paid Amount	0.00
Total Fee Amount	47,279.25
Total Offset Amount	0.00
Net Fee	$ 47,279.25